FORUM FUNDS (the “Trust”)

ABSOLUTE RETURN CURRENCY FUND
(the “Fund”)

Supplement dated November 14, 2012 to the Prospectus dated August 1, 2012

On or about January 1, 2013 certain revisions to the Fund’s principal investment strategy will go into effect. The Fund’s policy to invest “at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies” has not changed.

The second paragraph in the section entitled “Principal Investment Strategies” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“For purposes of pursuing its investment goal, the Fund will be exposed primarily to currencies of developed countries that, in the Adviser's opinion, have liquid currency markets. The Fund typically will buy and sell currencies in the spot and forward markets. The Fund may enter into derivative currency transactions, including currency forwards, cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. The Fund also may invest in gold, indirectly through exchange traded products ("ETPs"), forward and futures contracts.”

The single sentence that comprises the fourth paragraph in the section entitled “Principal Investment Strategies” on page 2  of the Prospectus is hereby deleted and replaced with the following:

“In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis in the context of strategic and tactical considerations.

Strategic versus Tactical. The Advisor considers factors that lead to gradual allocation changes over months “strategic.” In contrast, the Adviser considers factors that lead to allocation changes over shorter-periods “tactical.””

The subsection entitled “Qualitative Analysis” in the section entitled “Principal Investment Strategies” on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency and of gold. This process is referred to as “macro overlay.”

The Adviser determines currency allocations by integrating strategic and tactical considerations with quantitative and qualitative analyses.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser will select instruments to create a liquid portfolio of short duration. To mitigate interest rate and credit risk to its portfolio, the Adviser typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and other short-term debt instruments that are issued by entities with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized services or that the Adviser considers comparable in quality to instruments rated in the top three ratings.

The Adviser may modify the Fund’s currency and gold allocations as its analysis evolves. When the Fund is invested in currency denominated investments composed of high quality, short-term debt instruments and in gold, the Adviser may employ derivatives to shift the Fund’s currency exposure to reflect an evolution in the analysis of the strategic and tactical considerations.

The Adviser may sacrifice yield in return for high credit quality of debt securities."

The first sentence of the first paragraph in the section entitled “Additional Information Regarding Principal Investment Strategies” on page 24 of the Prospectus is hereby deleted and replaced with the following:

“The Fund seeks to generate positive absolute returns by investing in securities, gold and instruments that create exposure to currencies.”

The fourth and fifth paragraphs in the section entitled “Additional Information Regarding Principal Investment Strategies” on page 24 of the Prospectus is hereby deleted and replaced with the following:

“To the extent the Fund retains various U.S. fixed-income instruments to settle derivative contracts, the Adviser expects such instruments to generate income for the Fund. The value of such investments (to the extent used to cover the Fund’s net exposure under the forward foreign currency contracts and similar instruments) and forward contracts and other instruments that provide investment exposure to currencies will be counted for purposes of the Fund’s 80% policy.”

The following paragraph is hereby added to the end of the section entitled “Additional Information Regarding Principal Investment Strategies” on page 24 of the Prospectus:

“The Fund may invest in ETPs consistent with its investment objective, including Exchange Traded Funds (“ETFs”), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and other ETPs which are not registered under the 1940 Act. The Fund may invest in ETPs sponsored by Merk or its affiliates. To the extent that the Fund invests in any ETP sponsored by Merk or its affiliates, Merk will waive the management fee of such products.”

The following paragraphs have been added to the “Principal Investment Risks” section beginning on page 3 of the Prospectus:

“Defensive Position Risk. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Exchange-Traded Funds and Investment Companies Risk. The Fund's investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company's expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Gold-Related Securities Risk. Investments in gold may be subject to greater volatility than investments in traditional securities. The value of investments in gold may be affected by market movements and political, regulatory or other factors affecting the gold industry. Gold generates no interest or dividends, and the return from investments in gold will be derived solely from the price gains or losses from the commodity. Investments in gold may have negative tax consequences for the Fund.

Leverage Risk. Certain transactions of the Fund's derivatives transactions, such as when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. For example, a small investment in equity index futures could have a meaningful impact on performance.”

In the section entitled “Additional Information Regarding Principal Investment Risks”, “Defensive Position”, “Exchange-Traded Funds and Investment Companies”, “Futures Contract”, “Gold Related Securities” and “Leverage” risks are added to the right column of the table on page 28.

These changes will be effective on or about January 1, 2013, and a new Statutory Prospectus and Summary Prospectus (together, the “Prospectus”) will be available at that time. The Prospectus was filed on November 1, 2012, pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“Filing”). The Filing may be viewed free of charge at:

http://www.sec.gov/Archives/edgar/data/315774/000143510912000281/d29911.htm

For more information, please contact a Fund customer service representative toll free at (866) MERK FUND or (866) 637-5386

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

FORUM FUNDS (the “Trust”)

MERK CURRENCY ENHANCED U.S. EQUITY FUND
(the “Fund”)

Supplement dated November 14, 2012 to the Prospectus dated August 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND STRATEGY

On November 9, 2012, the Board of Trustees of the Trust approved changes to the Merk Currency Enhanced U.S. Equity Fund’s investment objective from “[t]he Fund seeks to generate total return that exceeds that of the Standard and Poor's 500 Index ("S&P 500"), by investing in securities and instruments that create exposure to U.S. equities and currencies” to “[t]he Fund seeks to generate total return by investing in securities and instruments that create exposure to U.S. equities and currencies. This change will be effective on or about January 1, 2013 and a new Statutory Prospectus and Summary Prospectus (together, the “Prospectus”) will be available at that time.

The Prospectus will also contain revisions to the Fund’s principal investment strategy certain of which are described below and will be effective on or about January 1, 2013. The Fund’s policy to invest “at least 80% of the value of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies” has not changed.

The first sentence of the first paragraph in the section entitled “Principal Investment Strategies” on page 14 of the Prospectus is hereby deleted and replaced with the following:

“The Fund seeks to generate total return by managing the currency exposure associated with investments in U.S. equities and financial instruments that provide exposure to the S&P 500.”

The first  sentence of the fourth paragraph in the section entitled “Principal Investment Strategies” on page 14 of the Prospectus is hereby deleted and replaced with the following:

“The Adviser will seek to actively manage the currency exposure associated with the broad U.S. equities markets by seeking exposure to the currencies of countries that, in the Adviser’s opinion, have liquid currency markets.”

The last sentence of the fourth paragraph in the section entitled “Principal Investment Strategies” on page 15 of the Prospectus is hereby deleted and replaced with the following two sentences:

“The Fund also may invest in gold indirectly through exchange traded products (“ETPs”), forward and futures contracts. The assets that will be used to settle the Fund’s investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500 and gold.”

The single sentence that comprises the first full paragraph in the section entitled “Principal Investment Strategies” on page 15 of the Prospectus is hereby deleted and replaced with the following:

“The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis in the context of strategic and tactical considerations.

Strategic versus Tactical. The Adviser considers factors that lead to gradual allocation changes over months “strategic.” In contrast, the Adviser considers factors that lead to allocation changes over shorter-periods “tactical.””

The subsection entitled “Qualitative Analysis” in the section entitled “Principal Investment Strategies” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency and of gold. This process is referred to as “macro overlay.”

The Adviser determines currency allocations by integrating strategic and tactical considerations with quantitative and qualitative analyses.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.”

The first sentence in the section entitled “Additional Information Regarding Principal Investment Strategies” on page 26 of the Prospectus is hereby deleted and replaced with the following:

“The Fund seeks to generate total return by investing in securities, gold and instruments that create exposure to U.S. equities and currencies.”

The fourth paragraph in the section entitled “Additional Information Regarding Principal Investment Strategies on page 26 of the Prospectus is hereby deleted and replaced with the following:

“While the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps, the Fund may also invest in other securities whose performance is expected to have a high correlation to the performance of currencies.”

The following sentence of the sixth  paragraph in the section entitled “Additional Information Regarding Principal Investment Strategies on page 26 of the Prospectus is hereby deleted in its entirety:

“The Funds investments in derivative currency transactions may result in net short currency exposures.”

The following paragraph is hereby added to the end of the section entitled “Additional Information Regarding Principal Investment Strategies” on page 26 of the Prospectus:

“The Fund may invest in ETPs consistent with its investment objective, including Exchange Traded Funds (“ETFs”), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and other ETPs which are not registered under the 1940 Act. The Fund may invest in ETPs sponsored by Merk or its affiliates. To the extent that the Fund invests in any ETP sponsored by Merk or its affiliates, Merk will waive the management fee of such products.”

The following paragraphs have been added to the “Principal Investment Risks” section beginning on page 15 of the Prospectus:

“Defensive Position Risk. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Gold-Related Securities Risk. Investments in gold may be subject to greater volatility than investments in traditional securities. The value of investments in gold may be affected by market movements and political, regulatory or other factors affecting the gold industry. Gold generates no interest or dividends, and the return from investments in gold will be derived solely from the price gains or losses from the commodity. Investments in gold may have negative tax consequences for the Fund.”

In the section entitled “Additional Information Regarding Principal Investment Risks”, “Defensive Position”, “Futures Contract” and “Gold Related Securities” risk is added to the right column of the table on page 28.

The Prospectus was filed on November 1, 2012, pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“Filing”). The Filing may be viewed free of charge at:

http://www.sec.gov/Archives/edgar/data/315774/000143510912000281/d29911.htm

For more information, please contact a Fund customer service representative toll free at (866) MERK FUND or (866) 637-5386

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.